Note 5 - Personnel Expenses Including Share-based Remuneration - Expenses from Share-based Payments Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Expense arising from equity-settled share-based payment transactions (1)	[1]	$ 4,706	$ 5,928	$ 4,846
Expense arising from cash-settled share-based payment transactions
Total		$ 4,706	$ 5,928	$ 4,846

[1]	Including accrued social security cost.